Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting

The accounting records of the Plans are maintained on the accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedules. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investments in the Master Trust are reported at fair value (except for the Goldman Sachs Stable Value Fund, a fully benefit responsive synthetic investment contract that is valued at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Further information regarding the valuation techniques used to measure the fair value of investment assets held by the Master Trust is included in the Fair Value Measurements footnote (see Note 3 Fair Value Measurements).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans’ gains and losses on investments bought and sold as well as held during the year.
2.    Significant Accounting Policies (continued)
Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Payment of Benefits

Benefits are recorded when paid.

EBP 030
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting

The accounting records of the Plans are maintained on the accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedules. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investments in the Master Trust are reported at fair value (except for the Goldman Sachs Stable Value Fund, a fully benefit responsive synthetic investment contract that is valued at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Further information regarding the valuation techniques used to measure the fair value of investment assets held by the Master Trust is included in the Fair Value Measurements footnote (see Note 3 Fair Value Measurements).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans’ gains and losses on investments bought and sold as well as held during the year.
2.    Significant Accounting Policies (continued)
Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Payment of Benefits

Benefits are recorded when paid.